Related party and employee transactions (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 10, 2016	Jun. 28, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due from related party			$ 17,731,875	$ 58,630,172
Advances to employees			620,462	350,919
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			63,572,149
Interest Bearing Loan [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 24,086,781
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			$ 10,295,641	8,549,672	$ 8,145,311
Shaanxi Zhongmao [Member]
Related Party Transaction [Line Items]
Due from related party			0	45,072,727
Ruihao Rongtong [Member]
Related Party Transaction [Line Items]
Due from related party			0	10,816,284
Beijing Starry Sky Cinema Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related party			17,731,875	2,741,161
Beijing Aijieli Technology Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Technology Services Revenue			3,120,000
Payments to Fund Long-term Loans to Related Parties			4,350,000
Xinyuan Technology Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold		6.00%
Equity Method Investment, Amount Sold		$ 506,696
Shanghai Hexinli Property Management Center [Member]
Related Party Transaction [Line Items]
Percentage Of Ownership Sold	21.05%
Equity Method Investment, Amount Sold	$ 337,344
Shenzhen Pingjia Investment Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advanced to related party			66,229,724	$ 0
Interest Payable			$ 2,657,575
Xinyuan Investment Management Co., Limited. [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	70.00%
Equity Method Investment, Ownership Percentage	30.00%